Commitments and Contingencies	12 Months Ended
Mar. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
11. Commitments and Contingencies

The Company leases premises under various operating leases, certain of which contain escalation clauses. Rental expenses under operating leases included in the consolidated statements of operations were $216, $102 and $38 for the years ended March 31, 2010, 2011 and 2012, respectively.

At March 31, 2012, the Company was obligated under operating leases requiring minimum rentals as follows:

Year ending March 31, 2013	$64
Total minimum lease payments	$64

At March 31, 2012, the Company had capital commitments for purchase of furniture and fixtures totaling $1, which are expected to be disbursed during the year ending March 31, 2013.